SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 145,016	$ 213,983
2025	5,255	144,510
2026	5,255	5,562
2027	1,151	5,562
Thereafter		1,309
Total	318,374	$ 370,926
2023 (remaining)	$ 161,697